Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA INCOME FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000795307
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2012
U.S. Government Securities (Prospectus Summary) | U.S. Government Securities | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGTAX
U.S. Government Securities (Prospectus Summary) | U.S. Government Securities | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGTBX
U.S. Government Securities (Prospectus Summary) | U.S. Government Securities | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NASBX
GNMA Fund (Prospectus Summary) | GNMA Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMAX
GNMA Fund (Prospectus Summary) | GNMA Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMBX
GNMA Fund (Prospectus Summary) | GNMA Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNMTX
Strategic Bond (Prospectus Summary) | Strategic Bond | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIAX
Strategic Bond (Prospectus Summary) | Strategic Bond | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDIBX
Strategic Bond (Prospectus Summary) | Strategic Bond | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAICX
High Yield Bond (Prospectus Summary) | High Yield Bond | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHNAX
High Yield Bond (Prospectus Summary) | High Yield Bond | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHNBX
High Yield Bond (Prospectus Summary) | High Yield Bond | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHNCX